Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Actual Financial Ratios as Part of Affirmative Covenants Credit Facility	The following table reflects required and actual financial ratios as of December 31, 2018 included as part of the affirmative covenants in the 2018 Credit Facility:

Description of Required Covenant Ratio	Covenant Ratio Requirement	Actual Ratio

Fixed Charge Coverage Ratio	Greater than or equal to 1.50: 1.00	2.81:1.00
Total Secured Debt to EBITDA Ratio	Less than or equal to 3.50: 1.00	2.54:1.00
Total Debt to EBITDA Ratio	Less than or equal to 5.00: 1.00	3.96:1.00

Summary of Annual Maturities of Term Loan Facility and Revolving Credit Facility	Annual maturities of the Company's debt obligations are as follows (in thousands):

2019	$5,000
2020	5,000
2021	5,000
2022	5,000
2023	233,000
2024 and thereafter	867,419
$1,120,419

Summary of Components of Interest Expense
The following details the components of interest expense in each of the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
(in thousands)	2018	2017	2016
Interest on credit facilities	$32,414	$23,940	$19,861
Interest on Senior Notes	22,489	—	—
Unused fee on Revolving Credit Facility	1,630	2,856	1,947
Amortization of original issue discount	729	1,037	802
Unrealized (gains) losses on interest rate derivatives	(2,251)	(648)	1,539
Letter of credit fees	8	70	108
Other, net	226	—	(77)
Interest expense, net	$55,245	$27,255	$24,180

Average daily balance outstanding - credit facilities	$721,643	$597,114	$477,656
Effective interest rate - credit facilities	4.5%	4.6%	5.1%

Schedule of Long-term Debt Instruments
The following table summarizes debt issuance costs at December 31, 2018 and December 31, 2017, and the balance sheet classification in each of the periods presents (in thousands):

	December 31,
	2018	2017
Deferred debt issuance costs	$24,609	$21,491
Accumulated amortization	(2,807)	(10,250)
Deferred debt issuance costs, net	$21,802	$11,241

Balance sheet classification:
Other noncurrent assets	$5,254	$2,784
Long-term debt	16,548	8,458
	$21,802	$11,241

The following table provides the Company’s debt holdings at December 31, 2018 and December 31, 2017:

	December 31,
(in thousands):	2018	2017
Senior Notes	$400,000	$—
Revolving Credit Facility	228,000	42,000
Term Loan Facility	496,250	559,973
Less: unamortized discounts and debt issuance costs	(20,379)	(11,941)
Total debt	$1,103,871	$590,032
Less: Current portion, term loan facilities	(5,000)	(5,685)
Long-term debt	$1,098,871	$584,347